SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Deferred tax assets
Allowance for doubtful accounts	$ 1,525,526	$ 1,229,011
Unbilled cost	4,045,974	3,533,431
Net operating loss carryforwards	1,017,594	408,789
Total deferred tax assets	6,589,094	5,171,231
Less: valuation allowance	(1,017,594)
Deferred tax assets, net	5,571,500	5,171,231
Deferred tax liabilities
Unbilled revenue	(4,692,113)	(4,350,674)
Other	(110,478)	(218,299)
Total deferred tax liabilities	(4,802,591)	(4,568,973)
Net deferred tax assets	$ 768,909	$ 602,258